Goodwill and Other Intangible Assets - Future amortization expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Other Intangible Assets
Amortization	$ 519	$ 862	$ 572
2017	404
2018	378
2019	349
2020	346
2021	332
Thereafter	1,122
Intangible assets, Net	$ 2,931	$ 4,526